Pension Plans (Tables)	6 Months Ended
Sep. 30, 2018
Retirement Benefits [Abstract]
Net Periodic Pension Cost of Defined Benefit Plans

Net periodic pension cost for the six months ended September 30, 2017 and 2018 consists of the following:

	Millions of yen
	Six months ended September 30, 2017	Six months ended September 30, 2018
Japanese plans:
Service cost	¥2,649	¥2,762
Interest cost	388	361
Expected return on plan assets	(1,313)	(1,362)
Amortization of prior service credit	(457)	(448)
Amortization of net actuarial loss	428	422
Amortization of transition obligation	23	0

Net periodic pension cost	¥1,718	¥1,735

	Millions of yen
	Six months ended September 30, 2017	Six months ended September 30, 2018
Overseas plans:
Service cost	¥1,605	¥1,631
Interest cost	952	993
Expected return on plan assets	(2,037)	(2,202)
Amortization of prior service credit	(40)	(90)
Amortization of net actuarial loss	19	39
Amortization of transition obligation	2	2

Net periodic pension cost	¥501	¥373

Net pension cost of the plans for the three months ended September 30, 2017 and 2018 consists of the following:

	Millions of yen
	Three months ended September 30, 2017	Three months ended September 30, 2018
Japanese plans:
Service cost	¥1,325	¥1,380
Interest cost	194	186
Expected return on plan assets	(656)	(681)
Amortization of prior service credit	(228)	(226)
Amortization of net actuarial loss	214	211
Amortization of transition obligation	12	0

Net periodic pension cost	¥861	¥870

	Millions of yen
	Three months ended September 30, 2017	Three months ended September 30, 2018
Overseas plans:
Service cost	¥768	¥829
Interest cost	487	502
Expected return on plan assets	(1,044)	(1,106)
Amortization of prior service credit	(21)	(44)
Amortization of net actuarial loss	10	19
Amortization of transition obligation	1	1

Net periodic pension cost	¥201	¥201

Note:

The components of net periodic pension cost other than the service cost component are included in personnel expenses, which is included in selling, general and administrative expenses in the consolidated statements of income.